            As filed with the Securities and Exchange Commission on
                                DECEMBER 7, 2000

                           Registration No. 333-33304

                     U.S. SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       | | PRE-EFFECTIVE AMENDMENT NO.
                       |X| POST-EFFECTIVE AMENDMENT NO. 1
                                                       ---
                        (Check appropriate box or boxes)

                                 HIGHMARK FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             1 FREEDOM VALLEY DRIVE
                                 OAKS, PA 19456
                    (Address of Principal Executive Offices)

                                  1-800-433-6884
                        (Area Code and Telephone Number)

                                 ---------------

                            MARTIN E. LYBECKER, ESQ.
                                  ROPES & GRAY
                               ONE FRANKLIN SQUARE
                       1301 K STREET, N.W., SUITE 800 EAST
                             WASHINGTON, D.C. 20005
                     (Name and address of Agent for Service)

                                  ---------------

EXPLANATORY NOTE

         The information required by Items 1 through 9 and Items 10 through 14 is hereby incorporated by reference to the proxy/prospectus and statement of additional information, respectively, filed pursuant to Rule 497(c) on May 1, 2000. This Amendment is being filed for the sole purpose of adding the final tax opinion to Part C of the Registration Statement.

PART C. OTHER INFORMATION

ITEM 15. INDEMNIFICATION

         The information required by this item is incorporated by reference to the Item 25 of Post-Effective Amendment No. 33 (filed November 29, 2000) to Registrant's Registration Statement on Form N-1A (File No. 33-12608) under the Securities Act of 1933 and the Investment Company Act of 1940 (File No. 811-5059).

ITEM 16. EXHIBITS:

                       (1)          (a)     Declaration of Trust, dated
                                            March 10, 1987, is incorporated by
                                            reference to Exhibit (1)(a) of
                                            Pre-Effective Amendment No. 1 (filed
                                            May 15, 1987) to Registrant's
                                            Registration Statement on Form N-1A.

                                    (b)     Amendment to Declaration of Trust,
                                            dated April 13, 1987, is
                                            incorporated by reference to Exhibit
                                            (1)(b) of Pre-Effective Amendment
                                            No. 1 (filed May 15, 1987) to
                                            Registrant's Registration
                                            Statement on Form N-1A.

                                    (c)     Amendment to Declaration of Trust,
                                            dated July 13, 1987, is incorporated
                                            by reference to Exhibit (1)(c) of
                                            Pre- Effective Amendment No. 2
                                            (filed July 24, 1987) to
                                            Registrant's Registration
                                            Statement on Form N-1A.

                                    (d)     Amendment to Declaration of Trust,
                                            dated July 30, 1987, is incorporated
                                            by reference to Exhibit (1)(d) of
                                            Pre- Effective Amendment No. 3
                                            (filed July 31, 1987) to
                                            Registrant's Registration
                                            Statement on Form N-1A.

                                    (e)     Amendment to Declaration of Trust,
                                            dated October 18, 1996, is
                                            incorporated by reference to Exhibit
                                            (1)(e) of Post-Effective Amendment
                                            No. 18 (filed November 8, 1996) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (f)     Amendment to Declaration of Trust,
                                            dated December 4, 1996, is
                                            incorporated by reference to Exhibit
                                            (1)(f) of Post-Effective Amendment
                                            No. 19 (filed December 13, 1996) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                       (2)          (a)     Amended and Restated Code of
                                            Regulations, dated June 5, 1991, is
                                            incorporated by reference to Exhibit
                                            2 of Post-Effective Amendment No. 7
                                            (filed September 30, 1991) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (b)     Amendment to Amended and Restated
                                            Code of Regulations, dated December
                                            4, 1991, is incorporated by
                                            reference to Exhibit 2(b) of
                                            Post-Effective Amendment No. 8
                                            (filed September 30, 1992) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                       (3)                  Not Applicable.

                       (4) Plan of Reorganization is incorporated by reference to Exhibit 4 of Registrant's Registration Statement on Form N-14 filed on April 24, 2000.

                       (5)          (a)     Article IV, Article V, Sections
                                            5.1, 5.5, 5.6, 5.7 and 5.8, Article
                                            IX, Sections 9.4 and 9.5, and
                                            Article X, Sections 10.3, 10.4 and
                                            10.8 of the Declaration of Trust,
                                            dated March 10, 1987, are
                                            incorporated by reference to Exhibit
                                            (1)(a) of Pre-Effective Amendment
                                            No. 1 (filed May 15, 1987) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (b)     Amendment to Declaration of Trust,
                                            dated July 30, 1987, is incorporated
                                            by reference to Exhibit (1)(d) of
                                            Pre-Effective Amendment No. 3 (filed
                                            July 31, 1987) to Registrant's
                                            Registration Statement on Form N-1A.

                                    (c)     Article I, Article III, Article V,
                                            and Article VI, Sections 6.1 and 6.4
                                            of the Amended and Restated Code of
                                            Regulations, dated June 5, 1991, are
                                            incorporated by reference to
                                            Post-Effective Amendment No. 7
                                            (filed September 30, 1991) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                       (6)          (a)     Investment Advisory Agreement
                                            between Registrant and HighMark
                                            Capital Management, Inc., dated as
                                            of September 1, 1998, is
                                            incorporated by reference to Exhibit
                                            5(a) of Post-Effective Amendment No.
                                            25 (filed November 30, 1998) to
                                            Registrant's Registration
                                            Statement on Form N-1A.

                       (7)          (a)     Distribution Agreement between
                                            the Registrant and SEI Financial
                                            Services Company is incorporated by
                                            reference to Exhibit 6 of
                                            Post-Effective Amendment No. 20
                                            (filed February 25, 1997) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (b)     Form of Distribution and Service
                                            Agreement for Class B Shares between
                                            Registrant and SEI Investments
                                            Distribution Co. incorporated by
                                            reference to Exhibit (6)(b) of
                                            Post-Effective Amendment No. 22
                                            (filed June 18, 1997) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                       (8)                  None.

                       (9)          (a)     Custodian Agreement between
                                            Registrant and The Bank of
                                            California, N.A., dated as of
                                            December 23, 1991, as amended as of
                                            September 15, 1992 (the "Custodian
                                            Agreement"), is incorporated by
                                            reference to Exhibit 8 of
                                            Post-Effective Amendment No. 8
                                            (filed September 30, 1992) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (b)     Amended and Restated Schedule A to
                                            the Custodian Agreement is
                                            incorporated by reference to Exhibit
                                            (8)(b) of Post-Effective Amendment
                                            No. 22 (filed June 18, 1997) to
                                            Registrant's Registration
                                            Statement on Form N-1A.

                                    (c)     Form of Amended and Restated
                                            Schedule B to the Custodian
                                            Agreement is incorporated by
                                            reference to Exhibit (8)(c) of
                                            Post-Effective Amendment No. 22
                                            (filed June 18, 1997) to
                                            Registrant's Registration
                                            Statement on Form N-1A.

                                    (d)     Form of Securities Lending and
                                            Reverse Repurchase Agreement
                                            Services Client Addendum to
                                            Custodian Agreement is incorporated
                                            by reference to Exhibit (8)(d) of
                                            Post-Effective Amendment No. 22
                                            (filed June 18, 1997) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                       (10)         (a)     Restated Shareholder Services
                                            Plan relating to the Fiduciary
                                            Shares is incorporated by reference
                                            to Exhibit 15(a) of Post-Effective
                                            Amendment No. 28 (filed November 30,
                                            1998) to Registrant's Registration
                                            Statement on Form N-1A.

                                    (b)     Restated Distribution and
                                            Shareholder Services Plan relating
                                            to the Class A Shares is
                                            incorporated by reference to Exhibit
                                            15(b) of Post-Effective Amendment
                                            No. 25 (filed November 30, 1998) to
                                            the Registrant's Registration
                                            Statement on Form N-1A.

                                    (c)     Form of Distribution and Shareholder
                                            Services Plan relating to the Class
                                            B Shares of the Income Funds and the
                                            Equity Funds is incorporated by
                                            reference to Exhibit (15)(f) of
                                            Post-Effective Amendment No. 22
                                            (filed June 18, 1997) to
                                            Registrant's Registration
                                            Statement on Form N-1A.

                                    (d)     Distribution relating to the Class C
                                            Shares is incorporated by reference
                                            to Exhibit (m)(4) of Post-Effective
                                            Amendment No. 28 (filed September
                                            20, 1999) to Registrant's
                                            Registration Statement on Form N-1A.

                                    (e)     Distribution Plan relating to the
                                            Class S Shares, is incorporated by
                                            reference to Exhibit (m)(5) of Post-
                                            Effective Amendment No. 28 (filed
                                            September 20, 1999) to Registrant's
                                            Registration Statement on Form N-1A.

                                    (f)     Amended Multiple Class Plan for
                                            HighMark Funds adopted by the Board
                                            of Trustees on September 17, 1999 is
                                            incorporated by reference to Exhibit
                                            (7) of Post-Effective Amendment No.
                                            28 (filed September 20, 1999) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                       (11) Opinion and Consent of Ropes & Gray as to legality of shares being registered is incorporated by reference to Exhibit 11 Registrant's Registration Statement on Form N-14 filed on March 27, 2000.

                       (12) Opinion of Ropes & Gray, including consent as to Tax Matters, is filed herewith.

                       (13)         (a)     Administration Agreement between
                                            Registrant and SEI Fund Resources
                                            incorporated by reference to Exhibit
                                            9(a) of Post-Effective Amendment No.
                                            20 (filed February 25, 1997) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (b)     Form of Sub-Administration Agreement
                                            between SEI Fund Resources and Union
                                            Bank of California, N.A. is
                                            incorporated by reference to Exhibit
                                            9(e) of Post-Effective Amendment No.
                                            19 (filed December 13, 1996) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (c)     Transfer Agency and Service
                                            Agreement between the Registrant and
                                            State Street Bank and Trust Company
                                            is incorporated by reference to
                                            Exhibit 9(c) of Post-Effective
                                            Amendment No. 20 (filed February 25,
                                            1997) to Registrant's Registration
                                            Statement on Form N-1A.

                                    (d)     Form of Shareholder Service Provider
                                            Agreement for the Registrant is
                                            incorporated by reference to Exhibit
                                            9(n) of Post-Effective Amendment No.
                                            19 (filed December 13, 1996) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (e)     Form of Shareholder Service Plan for
                                            the Registrant is incorporated by
                                            reference to Exhibit 9(q) of
                                            Post-Effective Amendment No. 19
                                            (filed December 13, 1996) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (f)     Form of Shareholder Service Plan for
                                            Class B for the Registrant is
                                            incorporated by reference to Exhibit
                                            (9)(f) of Post-Effective Amendment
                                            No. 22 (filed June 18, 1997) to
                                            Registrant's Registration
                                            Statement on Form N-1A.

                       (14)         (a)     Consent of Deloitte & Touche LLP
                                            is incorporated by reference to
                                            Exhibit 14(a) Pre-Effective
                                            Amendment No. 2 to Registrant's
                                            Registration Statement on Form N-14
                                            filed April 24, 2000.

                                    (b)     Consent of Ropes & Gray, is
                                            incorporated by reference to Exhibit
                                            14(b) Pre-Effective Amendment No. 2
                                            to Registrant's Registration
                                            Statement on Form N-14 filed April
                                            24, 2000.

                       (15)                 None.

                       (16)                 Executed Powers of Attorney are
                                            filed herewith.

                       (17)                 None.

ITEM 17. UNDERTAKINGS

(1) The registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, D.C., on the 7th day of December, 2000.

                                         HighMark Funds

                                         By:      */S/ MARK E. NAGLE
                                                  ----------------------------
                                                  Mark E. Nagle, President and
                                                  Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                    CAPACITY                       DATE

*/S/ MARK E. NAGLE           President and                  December  7, 2000
------------------           Chief Executive Officer
Mark E. Nagle

/S/ ROBERT J. DELLACROCE     Controller and Chief           December  7, 2000
------------------------      Financial Officer
Robert J. DellaCroce

*/S/ THOMAS L. BRAJE         Trustee                        December  7, 2000
--------------------
Thomas L. Braje

*/S/ DAVID A. GOLDFARB       Trustee                        December  7, 2000
----------------------
David A. Goldfarb

*/S/ JOSEPH C. JAEGER        Trustee                        December  7, 2000
---------------------
Joseph C. Jaeger

*/S/ FREDERICK J. LONG       Trustee                        December  7, 2000
------------------------
Frederick J. Long

*/S/ MICHAEL L. NOEL         Trustee                        December  7, 2000
--------------------
Michael L. Noel

*/S/ ROBERT M. WHITLER       Trustee                        December  7, 2000
-----------------------
Robert M. Whitler

*By:    /S/ MARTIN E. LYBECKER
        ---------------------------
        Martin E. Lybecker, Attorney-In-Fact,
         pursuant to powers of attorney filed herewith

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                                Exhibit Index

EXHIBIT NO.                      DESCRIPTION

   (12)                 Opinion of Ropes & Gray as to Tax Matters.

   (16)                 Executed Powers of Attorney